Party-In-Interest Transactions (Narrative) (Details) - Common Stock [Member] - EBP 104 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan, Investment, Number of Shares Purchased | shares	1,900
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost | $	$ 910,000
Employee Benefit Plan, Investment, Number of Shares Sold | shares	6,400
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost | $	$ 3,300,000